Goodwill (Tables)	6 Months Ended
Sep. 30, 2025
Goodwill [Abstract]
Schedule of Movement of Goodwill

The following table sets forth the movement of goodwill:

	As of	As of
	September 30,	March 31,
	2025	2025

Balance at the beginning of the period	$10,833,735	$—
Addition	—	52,102,945
Goodwill allowance	—	(41,366,680)
Translation adjustment	209,551	97,470
Balance at the end of the period	$11,043,286	$10,833,735